Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JOHN HANCOCK FUNDS II
Entity Central Index Key	0001331971
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000037309 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2010 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JLAOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class 1/JLAOX)	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 111,936,195
Holdings Count | Holding	40
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$111,936,195
Total number of portfolio holdings	40
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	88.9%
Equity	23.3%
International equity	10.0%
Large blend	6.4%
U.S. large cap	6.3%
U.S. mid cap	0.6%
Fixed income	58.6%
Intermediate bond	28.4%
Short-term bond	11.7%
Multi-sector bond	5.2%
Emerging-market debt	5.2%
Bank loan	4.3%
High yield bond	3.8%
Alternative and specialty	7.0%
Sector equity	6.0%
Absolute return	1.0%
Unaffiliated investment companies	1.5%
Equity	1.5%
U.S. Government	9.3%
Short-term investments and other	0.3%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037307 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2010 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JLAAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class A/JLAAX)	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 111,936,195
Holdings Count | Holding	40
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$111,936,195
Total number of portfolio holdings	40
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	88.9%
Equity	23.3%
International equity	10.0%
Large blend	6.4%
U.S. large cap	6.3%
U.S. mid cap	0.6%
Fixed income	58.6%
Intermediate bond	28.4%
Short-term bond	11.7%
Multi-sector bond	5.2%
Emerging-market debt	5.2%
Bank loan	4.3%
High yield bond	3.8%
Alternative and specialty	7.0%
Sector equity	6.0%
Absolute return	1.0%
Unaffiliated investment companies	1.5%
Equity	1.5%
U.S. Government	9.3%
Short-term investments and other	0.3%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000153956 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2010 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JHRLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class I/JHRLX)	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
Net Assets	$ 111,936,195
Holdings Count | Holding	40
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$111,936,195
Total number of portfolio holdings	40
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	88.9%
Equity	23.3%
International equity	10.0%
Large blend	6.4%
U.S. large cap	6.3%
U.S. mid cap	0.6%
Fixed income	58.6%
Intermediate bond	28.4%
Short-term bond	11.7%
Multi-sector bond	5.2%
Emerging-market debt	5.2%
Bank loan	4.3%
High yield bond	3.8%
Alternative and specialty	7.0%
Sector equity	6.0%
Absolute return	1.0%
Unaffiliated investment companies	1.5%
Equity	1.5%
U.S. Government	9.3%
Short-term investments and other	0.3%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113503 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2010 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JLAEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class R2/JLAEX)	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 111,936,195
Holdings Count | Holding	40
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$111,936,195
Total number of portfolio holdings	40
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	88.9%
Equity	23.3%
International equity	10.0%
Large blend	6.4%
U.S. large cap	6.3%
U.S. mid cap	0.6%
Fixed income	58.6%
Intermediate bond	28.4%
Short-term bond	11.7%
Multi-sector bond	5.2%
Emerging-market debt	5.2%
Bank loan	4.3%
High yield bond	3.8%
Alternative and specialty	7.0%
Sector equity	6.0%
Absolute return	1.0%
Unaffiliated investment companies	1.5%
Equity	1.5%
U.S. Government	9.3%
Short-term investments and other	0.3%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106459 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2010 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JLAIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2010 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2010 Lifetime Portfolio (Class R6/JLAIX)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 111,936,195
Holdings Count | Holding	40
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$111,936,195
Total number of portfolio holdings	40
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	88.9%
Equity	23.3%
International equity	10.0%
Large blend	6.4%
U.S. large cap	6.3%
U.S. mid cap	0.6%
Fixed income	58.6%
Intermediate bond	28.4%
Short-term bond	11.7%
Multi-sector bond	5.2%
Emerging-market debt	5.2%
Bank loan	4.3%
High yield bond	3.8%
Alternative and specialty	7.0%
Sector equity	6.0%
Absolute return	1.0%
Unaffiliated investment companies	1.5%
Equity	1.5%
U.S. Government	9.3%
Short-term investments and other	0.3%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037340 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2015 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JLBOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class 1/JLBOX)	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 157,094,000
Holdings Count | Holding	42
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$157,094,000
Total number of portfolio holdings	42
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.9%
Equity	29.2%
International equity	11.5%
U.S. large cap	8.2%
Large blend	8.1%
U.S. mid cap	1.4%
Fixed income	53.8%
Intermediate bond	27.3%
Short-term bond	9.4%
Multi-sector bond	5.0%
Emerging-market debt	4.9%
High yield bond	3.7%
Bank loan	3.5%
Alternative and specialty	6.9%
Sector equity	5.9%
Absolute return	1.0%
Unaffiliated investment companies	1.9%
Equity	1.9%
U.S. Government	8.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037330 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2015 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JLBAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class A/JLBAX)	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 157,094,000
Holdings Count | Holding	42
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$157,094,000
Total number of portfolio holdings	42
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.9%
Equity	29.2%
International equity	11.5%
U.S. large cap	8.2%
Large blend	8.1%
U.S. mid cap	1.4%
Fixed income	53.8%
Intermediate bond	27.3%
Short-term bond	9.4%
Multi-sector bond	5.0%
Emerging-market debt	4.9%
High yield bond	3.7%
Bank loan	3.5%
Alternative and specialty	6.9%
Sector equity	5.9%
Absolute return	1.0%
Unaffiliated investment companies	1.9%
Equity	1.9%
U.S. Government	8.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000153957 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2015 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JHREX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class I/JHREX)	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
Net Assets	$ 157,094,000
Holdings Count | Holding	42
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$157,094,000
Total number of portfolio holdings	42
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.9%
Equity	29.2%
International equity	11.5%
U.S. large cap	8.2%
Large blend	8.1%
U.S. mid cap	1.4%
Fixed income	53.8%
Intermediate bond	27.3%
Short-term bond	9.4%
Multi-sector bond	5.0%
Emerging-market debt	4.9%
High yield bond	3.7%
Bank loan	3.5%
Alternative and specialty	6.9%
Sector equity	5.9%
Absolute return	1.0%
Unaffiliated investment companies	1.9%
Equity	1.9%
U.S. Government	8.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113504 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2015 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JLBKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class R2/JLBKX)	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 157,094,000
Holdings Count | Holding	42
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$157,094,000
Total number of portfolio holdings	42
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.9%
Equity	29.2%
International equity	11.5%
U.S. large cap	8.2%
Large blend	8.1%
U.S. mid cap	1.4%
Fixed income	53.8%
Intermediate bond	27.3%
Short-term bond	9.4%
Multi-sector bond	5.0%
Emerging-market debt	4.9%
High yield bond	3.7%
Bank loan	3.5%
Alternative and specialty	6.9%
Sector equity	5.9%
Absolute return	1.0%
Unaffiliated investment companies	1.9%
Equity	1.9%
U.S. Government	8.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037338 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2015 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JLBGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class R4/JLBGX)	$8	0.16%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
Net Assets	$ 157,094,000
Holdings Count | Holding	42
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$157,094,000
Total number of portfolio holdings	42
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.9%
Equity	29.2%
International equity	11.5%
U.S. large cap	8.2%
Large blend	8.1%
U.S. mid cap	1.4%
Fixed income	53.8%
Intermediate bond	27.3%
Short-term bond	9.4%
Multi-sector bond	5.0%
Emerging-market debt	4.9%
High yield bond	3.7%
Bank loan	3.5%
Alternative and specialty	6.9%
Sector equity	5.9%
Absolute return	1.0%
Unaffiliated investment companies	1.9%
Equity	1.9%
U.S. Government	8.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037339 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2015 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JLBHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class R5/JLBHX)	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 157,094,000
Holdings Count | Holding	42
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$157,094,000
Total number of portfolio holdings	42
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.9%
Equity	29.2%
International equity	11.5%
U.S. large cap	8.2%
Large blend	8.1%
U.S. mid cap	1.4%
Fixed income	53.8%
Intermediate bond	27.3%
Short-term bond	9.4%
Multi-sector bond	5.0%
Emerging-market debt	4.9%
High yield bond	3.7%
Bank loan	3.5%
Alternative and specialty	6.9%
Sector equity	5.9%
Absolute return	1.0%
Unaffiliated investment companies	1.9%
Equity	1.9%
U.S. Government	8.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106460 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2015 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JLBJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2015 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2015 Lifetime Portfolio (Class R6/JLBJX)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 157,094,000
Holdings Count | Holding	42
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$157,094,000
Total number of portfolio holdings	42
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.9%
Equity	29.2%
International equity	11.5%
U.S. large cap	8.2%
Large blend	8.1%
U.S. mid cap	1.4%
Fixed income	53.8%
Intermediate bond	27.3%
Short-term bond	9.4%
Multi-sector bond	5.0%
Emerging-market debt	4.9%
High yield bond	3.7%
Bank loan	3.5%
Alternative and specialty	6.9%
Sector equity	5.9%
Absolute return	1.0%
Unaffiliated investment companies	1.9%
Equity	1.9%
U.S. Government	8.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037351 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2020 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JLDOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class 1/JLDOX)	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 386,619,206
Holdings Count | Holding	48
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$386,619,206
Total number of portfolio holdings	48
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.4%
Equity	34.9%
International equity	13.3%
Large blend	10.0%
U.S. large cap	8.2%
U.S. mid cap	2.3%
Emerging-market equity	0.5%
U.S. small cap	0.3%
Sector equity	0.3%
Fixed income	48.0%
Intermediate bond	24.9%
Short-term bond	7.6%
Multi-sector bond	4.8%
Emerging-market debt	4.6%
High yield bond	3.4%
Bank loan	2.7%
Alternative and specialty	7.5%
Sector equity	6.5%
Absolute return	1.0%
Unaffiliated investment companies	1.9%
Equity	1.9%
U.S. Government	7.5%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037341 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2020 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JLDAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class A/JLDAX)	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 386,619,206
Holdings Count | Holding	48
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$386,619,206
Total number of portfolio holdings	48
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.4%
Equity	34.9%
International equity	13.3%
Large blend	10.0%
U.S. large cap	8.2%
U.S. mid cap	2.3%
Emerging-market equity	0.5%
U.S. small cap	0.3%
Sector equity	0.3%
Fixed income	48.0%
Intermediate bond	24.9%
Short-term bond	7.6%
Multi-sector bond	4.8%
Emerging-market debt	4.6%
High yield bond	3.4%
Bank loan	2.7%
Alternative and specialty	7.5%
Sector equity	6.5%
Absolute return	1.0%
Unaffiliated investment companies	1.9%
Equity	1.9%
U.S. Government	7.5%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000153958 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2020 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JHRVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class I/JHRVX)	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
Net Assets	$ 386,619,206
Holdings Count | Holding	48
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$386,619,206
Total number of portfolio holdings	48
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.4%
Equity	34.9%
International equity	13.3%
Large blend	10.0%
U.S. large cap	8.2%
U.S. mid cap	2.3%
Emerging-market equity	0.5%
U.S. small cap	0.3%
Sector equity	0.3%
Fixed income	48.0%
Intermediate bond	24.9%
Short-term bond	7.6%
Multi-sector bond	4.8%
Emerging-market debt	4.6%
High yield bond	3.4%
Bank loan	2.7%
Alternative and specialty	7.5%
Sector equity	6.5%
Absolute return	1.0%
Unaffiliated investment companies	1.9%
Equity	1.9%
U.S. Government	7.5%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113505 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2020 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JLDEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class R2/JLDEX)	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
Net Assets	$ 386,619,206
Holdings Count | Holding	48
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$386,619,206
Total number of portfolio holdings	48
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.4%
Equity	34.9%
International equity	13.3%
Large blend	10.0%
U.S. large cap	8.2%
U.S. mid cap	2.3%
Emerging-market equity	0.5%
U.S. small cap	0.3%
Sector equity	0.3%
Fixed income	48.0%
Intermediate bond	24.9%
Short-term bond	7.6%
Multi-sector bond	4.8%
Emerging-market debt	4.6%
High yield bond	3.4%
Bank loan	2.7%
Alternative and specialty	7.5%
Sector equity	6.5%
Absolute return	1.0%
Unaffiliated investment companies	1.9%
Equity	1.9%
U.S. Government	7.5%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037349 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2020 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JLDGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class R4/JLDGX)	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 386,619,206
Holdings Count | Holding	48
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$386,619,206
Total number of portfolio holdings	48
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.4%
Equity	34.9%
International equity	13.3%
Large blend	10.0%
U.S. large cap	8.2%
U.S. mid cap	2.3%
Emerging-market equity	0.5%
U.S. small cap	0.3%
Sector equity	0.3%
Fixed income	48.0%
Intermediate bond	24.9%
Short-term bond	7.6%
Multi-sector bond	4.8%
Emerging-market debt	4.6%
High yield bond	3.4%
Bank loan	2.7%
Alternative and specialty	7.5%
Sector equity	6.5%
Absolute return	1.0%
Unaffiliated investment companies	1.9%
Equity	1.9%
U.S. Government	7.5%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037350 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2020 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JLDHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class R5/JLDHX)	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 386,619,206
Holdings Count | Holding	48
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$386,619,206
Total number of portfolio holdings	48
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.4%
Equity	34.9%
International equity	13.3%
Large blend	10.0%
U.S. large cap	8.2%
U.S. mid cap	2.3%
Emerging-market equity	0.5%
U.S. small cap	0.3%
Sector equity	0.3%
Fixed income	48.0%
Intermediate bond	24.9%
Short-term bond	7.6%
Multi-sector bond	4.8%
Emerging-market debt	4.6%
High yield bond	3.4%
Bank loan	2.7%
Alternative and specialty	7.5%
Sector equity	6.5%
Absolute return	1.0%
Unaffiliated investment companies	1.9%
Equity	1.9%
U.S. Government	7.5%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106461 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2020 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JLDIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2020 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2020 Lifetime Portfolio (Class R6/JLDIX)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 386,619,206
Holdings Count | Holding	48
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$386,619,206
Total number of portfolio holdings	48
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.4%
Equity	34.9%
International equity	13.3%
Large blend	10.0%
U.S. large cap	8.2%
U.S. mid cap	2.3%
Emerging-market equity	0.5%
U.S. small cap	0.3%
Sector equity	0.3%
Fixed income	48.0%
Intermediate bond	24.9%
Short-term bond	7.6%
Multi-sector bond	4.8%
Emerging-market debt	4.6%
High yield bond	3.4%
Bank loan	2.7%
Alternative and specialty	7.5%
Sector equity	6.5%
Absolute return	1.0%
Unaffiliated investment companies	1.9%
Equity	1.9%
U.S. Government	7.5%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037362 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2025 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JLEOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class 1/JLEOX)	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 744,351,810
Holdings Count | Holding	49
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$744,351,810
Total number of portfolio holdings	49
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.9%
Equity	40.8%
International equity	14.2%
U.S. large cap	11.4%
Large blend	9.9%
U.S. mid cap	3.2%
Emerging-market equity	1.5%
U.S. small cap	0.3%
Sector equity	0.3%
Fixed income	42.7%
Intermediate bond	22.9%
Short-term bond	5.6%
Multi-sector bond	4.6%
Emerging-market debt	4.4%
High yield bond	3.2%
Bank loan	2.0%
Alternative and specialty	7.4%
Sector equity	6.4%
Absolute return	1.0%
Unaffiliated investment companies	2.5%
Equity	2.5%
U.S. Government	6.4%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037352 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2025 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JLEAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class A/JLEAX)	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 744,351,810
Holdings Count | Holding	49
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$744,351,810
Total number of portfolio holdings	49
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.9%
Equity	40.8%
International equity	14.2%
U.S. large cap	11.4%
Large blend	9.9%
U.S. mid cap	3.2%
Emerging-market equity	1.5%
U.S. small cap	0.3%
Sector equity	0.3%
Fixed income	42.7%
Intermediate bond	22.9%
Short-term bond	5.6%
Multi-sector bond	4.6%
Emerging-market debt	4.4%
High yield bond	3.2%
Bank loan	2.0%
Alternative and specialty	7.4%
Sector equity	6.4%
Absolute return	1.0%
Unaffiliated investment companies	2.5%
Equity	2.5%
U.S. Government	6.4%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000153959 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2025 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JHRNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class I/JHRNX)	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
Net Assets	$ 744,351,810
Holdings Count | Holding	49
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$744,351,810
Total number of portfolio holdings	49
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.9%
Equity	40.8%
International equity	14.2%
U.S. large cap	11.4%
Large blend	9.9%
U.S. mid cap	3.2%
Emerging-market equity	1.5%
U.S. small cap	0.3%
Sector equity	0.3%
Fixed income	42.7%
Intermediate bond	22.9%
Short-term bond	5.6%
Multi-sector bond	4.6%
Emerging-market debt	4.4%
High yield bond	3.2%
Bank loan	2.0%
Alternative and specialty	7.4%
Sector equity	6.4%
Absolute return	1.0%
Unaffiliated investment companies	2.5%
Equity	2.5%
U.S. Government	6.4%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113506 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2025 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JLEEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class R2/JLEEX)	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 744,351,810
Holdings Count | Holding	49
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$744,351,810
Total number of portfolio holdings	49
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.9%
Equity	40.8%
International equity	14.2%
U.S. large cap	11.4%
Large blend	9.9%
U.S. mid cap	3.2%
Emerging-market equity	1.5%
U.S. small cap	0.3%
Sector equity	0.3%
Fixed income	42.7%
Intermediate bond	22.9%
Short-term bond	5.6%
Multi-sector bond	4.6%
Emerging-market debt	4.4%
High yield bond	3.2%
Bank loan	2.0%
Alternative and specialty	7.4%
Sector equity	6.4%
Absolute return	1.0%
Unaffiliated investment companies	2.5%
Equity	2.5%
U.S. Government	6.4%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037360 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2025 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JLEGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class R4/JLEGX)	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 744,351,810
Holdings Count | Holding	49
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$744,351,810
Total number of portfolio holdings	49
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.9%
Equity	40.8%
International equity	14.2%
U.S. large cap	11.4%
Large blend	9.9%
U.S. mid cap	3.2%
Emerging-market equity	1.5%
U.S. small cap	0.3%
Sector equity	0.3%
Fixed income	42.7%
Intermediate bond	22.9%
Short-term bond	5.6%
Multi-sector bond	4.6%
Emerging-market debt	4.4%
High yield bond	3.2%
Bank loan	2.0%
Alternative and specialty	7.4%
Sector equity	6.4%
Absolute return	1.0%
Unaffiliated investment companies	2.5%
Equity	2.5%
U.S. Government	6.4%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037361 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2025 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JLEHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class R5/JLEHX)	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 744,351,810
Holdings Count | Holding	49
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$744,351,810
Total number of portfolio holdings	49
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.9%
Equity	40.8%
International equity	14.2%
U.S. large cap	11.4%
Large blend	9.9%
U.S. mid cap	3.2%
Emerging-market equity	1.5%
U.S. small cap	0.3%
Sector equity	0.3%
Fixed income	42.7%
Intermediate bond	22.9%
Short-term bond	5.6%
Multi-sector bond	4.6%
Emerging-market debt	4.4%
High yield bond	3.2%
Bank loan	2.0%
Alternative and specialty	7.4%
Sector equity	6.4%
Absolute return	1.0%
Unaffiliated investment companies	2.5%
Equity	2.5%
U.S. Government	6.4%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106462 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2025 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JLEIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2025 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2025 Lifetime Portfolio (Class R6/JLEIX)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 744,351,810
Holdings Count | Holding	49
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$744,351,810
Total number of portfolio holdings	49
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.9%
Equity	40.8%
International equity	14.2%
U.S. large cap	11.4%
Large blend	9.9%
U.S. mid cap	3.2%
Emerging-market equity	1.5%
U.S. small cap	0.3%
Sector equity	0.3%
Fixed income	42.7%
Intermediate bond	22.9%
Short-term bond	5.6%
Multi-sector bond	4.6%
Emerging-market debt	4.4%
High yield bond	3.2%
Bank loan	2.0%
Alternative and specialty	7.4%
Sector equity	6.4%
Absolute return	1.0%
Unaffiliated investment companies	2.5%
Equity	2.5%
U.S. Government	6.4%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037373 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2030 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JLFOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class 1/JLFOX)	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 1,091,061,941
Holdings Count | Holding	49
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,091,061,941
Total number of portfolio holdings	49
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.3%
Equity	53.6%
International equity	16.7%
U.S. large cap	16.0%
Large blend	13.5%
U.S. mid cap	4.6%
Emerging-market equity	2.2%
U.S. small cap	0.3%
Sector equity	0.3%
Fixed income	31.3%
Intermediate bond	17.4%
Short-term bond	3.7%
Emerging-market debt	3.5%
Multi-sector bond	2.9%
High yield bond	2.6%
Bank loan	1.2%
Alternative and specialty	6.4%
Sector equity	5.4%
Absolute return	1.0%
Unaffiliated investment companies	3.5%
Equity	3.5%
U.S. Government	5.1%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037363 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2030 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JLFAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class A/JLFAX)	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 1,091,061,941
Holdings Count | Holding	49
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,091,061,941
Total number of portfolio holdings	49
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.3%
Equity	53.6%
International equity	16.7%
U.S. large cap	16.0%
Large blend	13.5%
U.S. mid cap	4.6%
Emerging-market equity	2.2%
U.S. small cap	0.3%
Sector equity	0.3%
Fixed income	31.3%
Intermediate bond	17.4%
Short-term bond	3.7%
Emerging-market debt	3.5%
Multi-sector bond	2.9%
High yield bond	2.6%
Bank loan	1.2%
Alternative and specialty	6.4%
Sector equity	5.4%
Absolute return	1.0%
Unaffiliated investment companies	3.5%
Equity	3.5%
U.S. Government	5.1%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000153960 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2030 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JHRGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class I/JHRGX)	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
Net Assets	$ 1,091,061,941
Holdings Count | Holding	49
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,091,061,941
Total number of portfolio holdings	49
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.3%
Equity	53.6%
International equity	16.7%
U.S. large cap	16.0%
Large blend	13.5%
U.S. mid cap	4.6%
Emerging-market equity	2.2%
U.S. small cap	0.3%
Sector equity	0.3%
Fixed income	31.3%
Intermediate bond	17.4%
Short-term bond	3.7%
Emerging-market debt	3.5%
Multi-sector bond	2.9%
High yield bond	2.6%
Bank loan	1.2%
Alternative and specialty	6.4%
Sector equity	5.4%
Absolute return	1.0%
Unaffiliated investment companies	3.5%
Equity	3.5%
U.S. Government	5.1%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113507 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2030 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JLFEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class R2/JLFEX)	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
Net Assets	$ 1,091,061,941
Holdings Count | Holding	49
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,091,061,941
Total number of portfolio holdings	49
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.3%
Equity	53.6%
International equity	16.7%
U.S. large cap	16.0%
Large blend	13.5%
U.S. mid cap	4.6%
Emerging-market equity	2.2%
U.S. small cap	0.3%
Sector equity	0.3%
Fixed income	31.3%
Intermediate bond	17.4%
Short-term bond	3.7%
Emerging-market debt	3.5%
Multi-sector bond	2.9%
High yield bond	2.6%
Bank loan	1.2%
Alternative and specialty	6.4%
Sector equity	5.4%
Absolute return	1.0%
Unaffiliated investment companies	3.5%
Equity	3.5%
U.S. Government	5.1%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037371 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2030 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JLFGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class R4/JLFGX)	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 1,091,061,941
Holdings Count | Holding	49
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,091,061,941
Total number of portfolio holdings	49
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.3%
Equity	53.6%
International equity	16.7%
U.S. large cap	16.0%
Large blend	13.5%
U.S. mid cap	4.6%
Emerging-market equity	2.2%
U.S. small cap	0.3%
Sector equity	0.3%
Fixed income	31.3%
Intermediate bond	17.4%
Short-term bond	3.7%
Emerging-market debt	3.5%
Multi-sector bond	2.9%
High yield bond	2.6%
Bank loan	1.2%
Alternative and specialty	6.4%
Sector equity	5.4%
Absolute return	1.0%
Unaffiliated investment companies	3.5%
Equity	3.5%
U.S. Government	5.1%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037372 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2030 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JLFHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class R5/JLFHX)	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 1,091,061,941
Holdings Count | Holding	49
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,091,061,941
Total number of portfolio holdings	49
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.3%
Equity	53.6%
International equity	16.7%
U.S. large cap	16.0%
Large blend	13.5%
U.S. mid cap	4.6%
Emerging-market equity	2.2%
U.S. small cap	0.3%
Sector equity	0.3%
Fixed income	31.3%
Intermediate bond	17.4%
Short-term bond	3.7%
Emerging-market debt	3.5%
Multi-sector bond	2.9%
High yield bond	2.6%
Bank loan	1.2%
Alternative and specialty	6.4%
Sector equity	5.4%
Absolute return	1.0%
Unaffiliated investment companies	3.5%
Equity	3.5%
U.S. Government	5.1%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106463 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2030 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JLFIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2030 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2030 Lifetime Portfolio (Class R6/JLFIX)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 1,091,061,941
Holdings Count | Holding	49
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,091,061,941
Total number of portfolio holdings	49
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.3%
Equity	53.6%
International equity	16.7%
U.S. large cap	16.0%
Large blend	13.5%
U.S. mid cap	4.6%
Emerging-market equity	2.2%
U.S. small cap	0.3%
Sector equity	0.3%
Fixed income	31.3%
Intermediate bond	17.4%
Short-term bond	3.7%
Emerging-market debt	3.5%
Multi-sector bond	2.9%
High yield bond	2.6%
Bank loan	1.2%
Alternative and specialty	6.4%
Sector equity	5.4%
Absolute return	1.0%
Unaffiliated investment companies	3.5%
Equity	3.5%
U.S. Government	5.1%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037384 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2035 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JLHOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class 1/JLHOX)	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 1,068,860,326
Holdings Count | Holding	45
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,068,860,326
Total number of portfolio holdings	45
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.6%
Equity	64.9%
U.S. large cap	20.5%
International equity	18.6%
Large blend	15.8%
U.S. mid cap	5.8%
Emerging-market equity	3.1%
U.S. small cap	0.8%
Sector equity	0.3%
Fixed income	22.5%
Intermediate bond	15.2%
Emerging-market debt	3.0%
High yield bond	2.2%
Short-term bond	1.3%
Multi-sector bond	0.8%
Alternative and specialty	5.2%
Sector equity	4.2%
Absolute return	1.0%
Unaffiliated investment companies	4.1%
Equity	4.1%
U.S. Government	3.2%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037374 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2035 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JLHAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class A/JLHAX)	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 1,068,860,326
Holdings Count | Holding	45
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,068,860,326
Total number of portfolio holdings	45
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.6%
Equity	64.9%
U.S. large cap	20.5%
International equity	18.6%
Large blend	15.8%
U.S. mid cap	5.8%
Emerging-market equity	3.1%
U.S. small cap	0.8%
Sector equity	0.3%
Fixed income	22.5%
Intermediate bond	15.2%
Emerging-market debt	3.0%
High yield bond	2.2%
Short-term bond	1.3%
Multi-sector bond	0.8%
Alternative and specialty	5.2%
Sector equity	4.2%
Absolute return	1.0%
Unaffiliated investment companies	4.1%
Equity	4.1%
U.S. Government	3.2%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000153961 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2035 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JHRMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class I/JHRMX)	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
Net Assets	$ 1,068,860,326
Holdings Count | Holding	45
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,068,860,326
Total number of portfolio holdings	45
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.6%
Equity	64.9%
U.S. large cap	20.5%
International equity	18.6%
Large blend	15.8%
U.S. mid cap	5.8%
Emerging-market equity	3.1%
U.S. small cap	0.8%
Sector equity	0.3%
Fixed income	22.5%
Intermediate bond	15.2%
Emerging-market debt	3.0%
High yield bond	2.2%
Short-term bond	1.3%
Multi-sector bond	0.8%
Alternative and specialty	5.2%
Sector equity	4.2%
Absolute return	1.0%
Unaffiliated investment companies	4.1%
Equity	4.1%
U.S. Government	3.2%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113508 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2035 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JLHEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class R2/JLHEX)	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 1,068,860,326
Holdings Count | Holding	45
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,068,860,326
Total number of portfolio holdings	45
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.6%
Equity	64.9%
U.S. large cap	20.5%
International equity	18.6%
Large blend	15.8%
U.S. mid cap	5.8%
Emerging-market equity	3.1%
U.S. small cap	0.8%
Sector equity	0.3%
Fixed income	22.5%
Intermediate bond	15.2%
Emerging-market debt	3.0%
High yield bond	2.2%
Short-term bond	1.3%
Multi-sector bond	0.8%
Alternative and specialty	5.2%
Sector equity	4.2%
Absolute return	1.0%
Unaffiliated investment companies	4.1%
Equity	4.1%
U.S. Government	3.2%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037382 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2035 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JLHGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class R4/JLHGX)	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 1,068,860,326
Holdings Count | Holding	45
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,068,860,326
Total number of portfolio holdings	45
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.6%
Equity	64.9%
U.S. large cap	20.5%
International equity	18.6%
Large blend	15.8%
U.S. mid cap	5.8%
Emerging-market equity	3.1%
U.S. small cap	0.8%
Sector equity	0.3%
Fixed income	22.5%
Intermediate bond	15.2%
Emerging-market debt	3.0%
High yield bond	2.2%
Short-term bond	1.3%
Multi-sector bond	0.8%
Alternative and specialty	5.2%
Sector equity	4.2%
Absolute return	1.0%
Unaffiliated investment companies	4.1%
Equity	4.1%
U.S. Government	3.2%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037383 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2035 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JLHHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class R5/JLHHX)	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 1,068,860,326
Holdings Count | Holding	45
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,068,860,326
Total number of portfolio holdings	45
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.6%
Equity	64.9%
U.S. large cap	20.5%
International equity	18.6%
Large blend	15.8%
U.S. mid cap	5.8%
Emerging-market equity	3.1%
U.S. small cap	0.8%
Sector equity	0.3%
Fixed income	22.5%
Intermediate bond	15.2%
Emerging-market debt	3.0%
High yield bond	2.2%
Short-term bond	1.3%
Multi-sector bond	0.8%
Alternative and specialty	5.2%
Sector equity	4.2%
Absolute return	1.0%
Unaffiliated investment companies	4.1%
Equity	4.1%
U.S. Government	3.2%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106464 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2035 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JLHIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2035 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2035 Lifetime Portfolio (Class R6/JLHIX)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 1,068,860,326
Holdings Count | Holding	45
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,068,860,326
Total number of portfolio holdings	45
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.6%
Equity	64.9%
U.S. large cap	20.5%
International equity	18.6%
Large blend	15.8%
U.S. mid cap	5.8%
Emerging-market equity	3.1%
U.S. small cap	0.8%
Sector equity	0.3%
Fixed income	22.5%
Intermediate bond	15.2%
Emerging-market debt	3.0%
High yield bond	2.2%
Short-term bond	1.3%
Multi-sector bond	0.8%
Alternative and specialty	5.2%
Sector equity	4.2%
Absolute return	1.0%
Unaffiliated investment companies	4.1%
Equity	4.1%
U.S. Government	3.2%
Short-term investments and other	0.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037395 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2040 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JLIOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class 1/JLIOX)	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 925,476,662
Holdings Count | Holding	44
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$925,476,662
Total number of portfolio holdings	44
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.6%
Equity	74.4%
U.S. large cap	23.3%
International equity	20.2%
Large blend	18.5%
U.S. mid cap	7.1%
Emerging-market equity	3.9%
U.S. small cap	1.0%
Sector equity	0.4%
Fixed income	14.1%
Intermediate bond	8.7%
Emerging-market debt	2.0%
High yield bond	1.5%
Short-term bond	1.3%
Multi-sector bond	0.6%
Alternative and specialty	4.1%
Sector equity	3.1%
Absolute return	1.0%
Unaffiliated investment companies	4.6%
Equity	4.6%
U.S. Government	2.6%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037385 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2040 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JLIAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class A/JLIAX)	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 925,476,662
Holdings Count | Holding	44
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$925,476,662
Total number of portfolio holdings	44
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.6%
Equity	74.4%
U.S. large cap	23.3%
International equity	20.2%
Large blend	18.5%
U.S. mid cap	7.1%
Emerging-market equity	3.9%
U.S. small cap	1.0%
Sector equity	0.4%
Fixed income	14.1%
Intermediate bond	8.7%
Emerging-market debt	2.0%
High yield bond	1.5%
Short-term bond	1.3%
Multi-sector bond	0.6%
Alternative and specialty	4.1%
Sector equity	3.1%
Absolute return	1.0%
Unaffiliated investment companies	4.6%
Equity	4.6%
U.S. Government	2.6%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000153962 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2040 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JHRDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class I/JHRDX)	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
Net Assets	$ 925,476,662
Holdings Count | Holding	44
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$925,476,662
Total number of portfolio holdings	44
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.6%
Equity	74.4%
U.S. large cap	23.3%
International equity	20.2%
Large blend	18.5%
U.S. mid cap	7.1%
Emerging-market equity	3.9%
U.S. small cap	1.0%
Sector equity	0.4%
Fixed income	14.1%
Intermediate bond	8.7%
Emerging-market debt	2.0%
High yield bond	1.5%
Short-term bond	1.3%
Multi-sector bond	0.6%
Alternative and specialty	4.1%
Sector equity	3.1%
Absolute return	1.0%
Unaffiliated investment companies	4.6%
Equity	4.6%
U.S. Government	2.6%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113509 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2040 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JLIEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class R2/JLIEX)	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
Net Assets	$ 925,476,662
Holdings Count | Holding	44
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$925,476,662
Total number of portfolio holdings	44
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.6%
Equity	74.4%
U.S. large cap	23.3%
International equity	20.2%
Large blend	18.5%
U.S. mid cap	7.1%
Emerging-market equity	3.9%
U.S. small cap	1.0%
Sector equity	0.4%
Fixed income	14.1%
Intermediate bond	8.7%
Emerging-market debt	2.0%
High yield bond	1.5%
Short-term bond	1.3%
Multi-sector bond	0.6%
Alternative and specialty	4.1%
Sector equity	3.1%
Absolute return	1.0%
Unaffiliated investment companies	4.6%
Equity	4.6%
U.S. Government	2.6%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037393 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2040 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JLIGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class R4/JLIGX)	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 925,476,662
Holdings Count | Holding	44
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$925,476,662
Total number of portfolio holdings	44
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.6%
Equity	74.4%
U.S. large cap	23.3%
International equity	20.2%
Large blend	18.5%
U.S. mid cap	7.1%
Emerging-market equity	3.9%
U.S. small cap	1.0%
Sector equity	0.4%
Fixed income	14.1%
Intermediate bond	8.7%
Emerging-market debt	2.0%
High yield bond	1.5%
Short-term bond	1.3%
Multi-sector bond	0.6%
Alternative and specialty	4.1%
Sector equity	3.1%
Absolute return	1.0%
Unaffiliated investment companies	4.6%
Equity	4.6%
U.S. Government	2.6%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037394 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2040 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JLIHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class R5/JLIHX)	$3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
Net Assets	$ 925,476,662
Holdings Count | Holding	44
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$925,476,662
Total number of portfolio holdings	44
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.6%
Equity	74.4%
U.S. large cap	23.3%
International equity	20.2%
Large blend	18.5%
U.S. mid cap	7.1%
Emerging-market equity	3.9%
U.S. small cap	1.0%
Sector equity	0.4%
Fixed income	14.1%
Intermediate bond	8.7%
Emerging-market debt	2.0%
High yield bond	1.5%
Short-term bond	1.3%
Multi-sector bond	0.6%
Alternative and specialty	4.1%
Sector equity	3.1%
Absolute return	1.0%
Unaffiliated investment companies	4.6%
Equity	4.6%
U.S. Government	2.6%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106465 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2040 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JLIIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2040 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2040 Lifetime Portfolio (Class R6/JLIIX)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 925,476,662
Holdings Count | Holding	44
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$925,476,662
Total number of portfolio holdings	44
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.6%
Equity	74.4%
U.S. large cap	23.3%
International equity	20.2%
Large blend	18.5%
U.S. mid cap	7.1%
Emerging-market equity	3.9%
U.S. small cap	1.0%
Sector equity	0.4%
Fixed income	14.1%
Intermediate bond	8.7%
Emerging-market debt	2.0%
High yield bond	1.5%
Short-term bond	1.3%
Multi-sector bond	0.6%
Alternative and specialty	4.1%
Sector equity	3.1%
Absolute return	1.0%
Unaffiliated investment companies	4.6%
Equity	4.6%
U.S. Government	2.6%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037406 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2045 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JLJOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class 1/JLJOX)	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 900,042,133
Holdings Count | Holding	42
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$900,042,133
Total number of portfolio holdings	42
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.7%
Equity	83.3%
U.S. large cap	26.8%
International equity	21.4%
Large blend	19.6%
U.S. mid cap	8.7%
Emerging-market equity	5.0%
U.S. small cap	1.5%
Sector equity	0.3%
Fixed income	6.6%
Intermediate bond	3.6%
Emerging-market debt	1.1%
Short-term bond	1.0%
High yield bond	0.9%
Alternative and specialty	2.8%
Sector equity	1.8%
Absolute return	1.0%
Unaffiliated investment companies	5.1%
Equity	5.1%
U.S. Government	2.0%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037396 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2045 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JLJAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class A/JLJAX)	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 900,042,133
Holdings Count | Holding	42
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$900,042,133
Total number of portfolio holdings	42
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.7%
Equity	83.3%
U.S. large cap	26.8%
International equity	21.4%
Large blend	19.6%
U.S. mid cap	8.7%
Emerging-market equity	5.0%
U.S. small cap	1.5%
Sector equity	0.3%
Fixed income	6.6%
Intermediate bond	3.6%
Emerging-market debt	1.1%
Short-term bond	1.0%
High yield bond	0.9%
Alternative and specialty	2.8%
Sector equity	1.8%
Absolute return	1.0%
Unaffiliated investment companies	5.1%
Equity	5.1%
U.S. Government	2.0%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000153963 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2045 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JHROX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class I/JHROX)	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
Net Assets	$ 900,042,133
Holdings Count | Holding	42
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$900,042,133
Total number of portfolio holdings	42
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.7%
Equity	83.3%
U.S. large cap	26.8%
International equity	21.4%
Large blend	19.6%
U.S. mid cap	8.7%
Emerging-market equity	5.0%
U.S. small cap	1.5%
Sector equity	0.3%
Fixed income	6.6%
Intermediate bond	3.6%
Emerging-market debt	1.1%
Short-term bond	1.0%
High yield bond	0.9%
Alternative and specialty	2.8%
Sector equity	1.8%
Absolute return	1.0%
Unaffiliated investment companies	5.1%
Equity	5.1%
U.S. Government	2.0%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113510 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2045 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JLJEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class R2/JLJEX)	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
Net Assets	$ 900,042,133
Holdings Count | Holding	42
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$900,042,133
Total number of portfolio holdings	42
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.7%
Equity	83.3%
U.S. large cap	26.8%
International equity	21.4%
Large blend	19.6%
U.S. mid cap	8.7%
Emerging-market equity	5.0%
U.S. small cap	1.5%
Sector equity	0.3%
Fixed income	6.6%
Intermediate bond	3.6%
Emerging-market debt	1.1%
Short-term bond	1.0%
High yield bond	0.9%
Alternative and specialty	2.8%
Sector equity	1.8%
Absolute return	1.0%
Unaffiliated investment companies	5.1%
Equity	5.1%
U.S. Government	2.0%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037404 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2045 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JLJGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class R4/JLJGX)	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 900,042,133
Holdings Count | Holding	42
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$900,042,133
Total number of portfolio holdings	42
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.7%
Equity	83.3%
U.S. large cap	26.8%
International equity	21.4%
Large blend	19.6%
U.S. mid cap	8.7%
Emerging-market equity	5.0%
U.S. small cap	1.5%
Sector equity	0.3%
Fixed income	6.6%
Intermediate bond	3.6%
Emerging-market debt	1.1%
Short-term bond	1.0%
High yield bond	0.9%
Alternative and specialty	2.8%
Sector equity	1.8%
Absolute return	1.0%
Unaffiliated investment companies	5.1%
Equity	5.1%
U.S. Government	2.0%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037405 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2045 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JLJHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class R5/JLJHX)	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 900,042,133
Holdings Count | Holding	42
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$900,042,133
Total number of portfolio holdings	42
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.7%
Equity	83.3%
U.S. large cap	26.8%
International equity	21.4%
Large blend	19.6%
U.S. mid cap	8.7%
Emerging-market equity	5.0%
U.S. small cap	1.5%
Sector equity	0.3%
Fixed income	6.6%
Intermediate bond	3.6%
Emerging-market debt	1.1%
Short-term bond	1.0%
High yield bond	0.9%
Alternative and specialty	2.8%
Sector equity	1.8%
Absolute return	1.0%
Unaffiliated investment companies	5.1%
Equity	5.1%
U.S. Government	2.0%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106466 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2045 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JLJIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2045 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2045 Lifetime Portfolio (Class R6/JLJIX)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 900,042,133
Holdings Count | Holding	42
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$900,042,133
Total number of portfolio holdings	42
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.7%
Equity	83.3%
U.S. large cap	26.8%
International equity	21.4%
Large blend	19.6%
U.S. mid cap	8.7%
Emerging-market equity	5.0%
U.S. small cap	1.5%
Sector equity	0.3%
Fixed income	6.6%
Intermediate bond	3.6%
Emerging-market debt	1.1%
Short-term bond	1.0%
High yield bond	0.9%
Alternative and specialty	2.8%
Sector equity	1.8%
Absolute return	1.0%
Unaffiliated investment companies	5.1%
Equity	5.1%
U.S. Government	2.0%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037417 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2050 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JLKOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class 1/JLKOX)	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 606,785,812
Holdings Count | Holding	39
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$606,785,812
Total number of portfolio holdings	39
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.3%
U.S. large cap	28.9%
International equity	21.7%
Large blend	21.0%
U.S. mid cap	9.9%
Emerging-market equity	5.8%
U.S. small cap	1.6%
Sector equity	0.4%
Fixed income	2.2%
Short-term bond	1.2%
Emerging-market debt	0.6%
High yield bond	0.4%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.1%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037407 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2050 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JLKAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class A/JLKAX)	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 606,785,812
Holdings Count | Holding	39
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$606,785,812
Total number of portfolio holdings	39
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.3%
U.S. large cap	28.9%
International equity	21.7%
Large blend	21.0%
U.S. mid cap	9.9%
Emerging-market equity	5.8%
U.S. small cap	1.6%
Sector equity	0.4%
Fixed income	2.2%
Short-term bond	1.2%
Emerging-market debt	0.6%
High yield bond	0.4%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.1%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000153964 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2050 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JHRPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class I/JHRPX)	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
Net Assets	$ 606,785,812
Holdings Count | Holding	39
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$606,785,812
Total number of portfolio holdings	39
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.3%
U.S. large cap	28.9%
International equity	21.7%
Large blend	21.0%
U.S. mid cap	9.9%
Emerging-market equity	5.8%
U.S. small cap	1.6%
Sector equity	0.4%
Fixed income	2.2%
Short-term bond	1.2%
Emerging-market debt	0.6%
High yield bond	0.4%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.1%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113511 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2050 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JLKEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class R2/JLKEX)	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
Net Assets	$ 606,785,812
Holdings Count | Holding	39
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$606,785,812
Total number of portfolio holdings	39
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.3%
U.S. large cap	28.9%
International equity	21.7%
Large blend	21.0%
U.S. mid cap	9.9%
Emerging-market equity	5.8%
U.S. small cap	1.6%
Sector equity	0.4%
Fixed income	2.2%
Short-term bond	1.2%
Emerging-market debt	0.6%
High yield bond	0.4%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.1%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037415 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2050 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JLKGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class R4/JLKGX)	$13	0.26%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
Net Assets	$ 606,785,812
Holdings Count | Holding	39
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$606,785,812
Total number of portfolio holdings	39
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.3%
U.S. large cap	28.9%
International equity	21.7%
Large blend	21.0%
U.S. mid cap	9.9%
Emerging-market equity	5.8%
U.S. small cap	1.6%
Sector equity	0.4%
Fixed income	2.2%
Short-term bond	1.2%
Emerging-market debt	0.6%
High yield bond	0.4%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.1%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000037416 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2050 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JLKHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class R5/JLKHX)	$3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
Net Assets	$ 606,785,812
Holdings Count | Holding	39
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$606,785,812
Total number of portfolio holdings	39
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.3%
U.S. large cap	28.9%
International equity	21.7%
Large blend	21.0%
U.S. mid cap	9.9%
Emerging-market equity	5.8%
U.S. small cap	1.6%
Sector equity	0.4%
Fixed income	2.2%
Short-term bond	1.2%
Emerging-market debt	0.6%
High yield bond	0.4%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.1%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106467 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2050 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JLKRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2050 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2050 Lifetime Portfolio (Class R6/JLKRX)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 606,785,812
Holdings Count | Holding	39
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$606,785,812
Total number of portfolio holdings	39
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.3%
U.S. large cap	28.9%
International equity	21.7%
Large blend	21.0%
U.S. mid cap	9.9%
Emerging-market equity	5.8%
U.S. small cap	1.6%
Sector equity	0.4%
Fixed income	2.2%
Short-term bond	1.2%
Emerging-market debt	0.6%
High yield bond	0.4%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.1%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000138478 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2055 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JLKUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class 1/JLKUX)	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 418,831,470
Holdings Count | Holding	39
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$418,831,470
Total number of portfolio holdings	39
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.2%
U.S. large cap	28.8%
International equity	21.8%
Large blend	21.0%
U.S. mid cap	9.9%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Sector equity	0.4%
Fixed income	2.3%
Short-term bond	1.3%
Emerging-market debt	0.6%
High yield bond	0.4%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.1%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000138479 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2055 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JLKLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class A/JLKLX)	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 418,831,470
Holdings Count | Holding	39
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$418,831,470
Total number of portfolio holdings	39
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.2%
U.S. large cap	28.8%
International equity	21.8%
Large blend	21.0%
U.S. mid cap	9.9%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Sector equity	0.4%
Fixed income	2.3%
Short-term bond	1.3%
Emerging-market debt	0.6%
High yield bond	0.4%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.1%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000153974 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2055 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JHRTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class I/JHRTX)	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
Net Assets	$ 418,831,470
Holdings Count | Holding	39
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$418,831,470
Total number of portfolio holdings	39
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.2%
U.S. large cap	28.8%
International equity	21.8%
Large blend	21.0%
U.S. mid cap	9.9%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Sector equity	0.4%
Fixed income	2.3%
Short-term bond	1.3%
Emerging-market debt	0.6%
High yield bond	0.4%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.1%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000138473 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2055 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JLKNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class R2/JLKNX)	$26	0.52%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
Net Assets	$ 418,831,470
Holdings Count | Holding	39
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$418,831,470
Total number of portfolio holdings	39
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.2%
U.S. large cap	28.8%
International equity	21.8%
Large blend	21.0%
U.S. mid cap	9.9%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Sector equity	0.4%
Fixed income	2.3%
Short-term bond	1.3%
Emerging-market debt	0.6%
High yield bond	0.4%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.1%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000138475 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2055 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JLKQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class R4/JLKQX)	$8	0.16%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
Net Assets	$ 418,831,470
Holdings Count | Holding	39
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$418,831,470
Total number of portfolio holdings	39
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.2%
U.S. large cap	28.8%
International equity	21.8%
Large blend	21.0%
U.S. mid cap	9.9%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Sector equity	0.4%
Fixed income	2.3%
Short-term bond	1.3%
Emerging-market debt	0.6%
High yield bond	0.4%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.1%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000138476 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2055 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JLKSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class R5/JLKSX)	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 418,831,470
Holdings Count | Holding	39
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$418,831,470
Total number of portfolio holdings	39
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.2%
U.S. large cap	28.8%
International equity	21.8%
Large blend	21.0%
U.S. mid cap	9.9%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Sector equity	0.4%
Fixed income	2.3%
Short-term bond	1.3%
Emerging-market debt	0.6%
High yield bond	0.4%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.1%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000138477 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2055 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JLKTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2055 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2055 Lifetime Portfolio (Class R6/JLKTX)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 418,831,470
Holdings Count | Holding	39
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$418,831,470
Total number of portfolio holdings	39
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.2%
Equity	89.2%
U.S. large cap	28.8%
International equity	21.8%
Large blend	21.0%
U.S. mid cap	9.9%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Sector equity	0.4%
Fixed income	2.3%
Short-term bond	1.3%
Emerging-market debt	0.6%
High yield bond	0.4%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.1%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000167626 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2060 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JRETX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class 1/JRETX)	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 306,111,841
Holdings Count | Holding	39
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$306,111,841
Total number of portfolio holdings	39
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.1%
Equity	89.2%
U.S. large cap	28.9%
International equity	21.6%
Large blend	21.0%
U.S. mid cap	10.0%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Sector equity	0.4%
Fixed income	2.2%
Short-term bond	1.2%
Emerging-market debt	0.6%
High yield bond	0.4%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.1%
Short-term investments and other	0.3%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000167627 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2060 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JJERX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class A/JJERX)	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 306,111,841
Holdings Count | Holding	39
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$306,111,841
Total number of portfolio holdings	39
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.1%
Equity	89.2%
U.S. large cap	28.9%
International equity	21.6%
Large blend	21.0%
U.S. mid cap	10.0%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Sector equity	0.4%
Fixed income	2.2%
Short-term bond	1.2%
Emerging-market debt	0.6%
High yield bond	0.4%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.1%
Short-term investments and other	0.3%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000167619 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2060 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JMENX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class I/JMENX)	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
Net Assets	$ 306,111,841
Holdings Count | Holding	39
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$306,111,841
Total number of portfolio holdings	39
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.1%
Equity	89.2%
U.S. large cap	28.9%
International equity	21.6%
Large blend	21.0%
U.S. mid cap	10.0%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Sector equity	0.4%
Fixed income	2.2%
Short-term bond	1.2%
Emerging-market debt	0.6%
High yield bond	0.4%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.1%
Short-term investments and other	0.3%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000167621 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2060 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JVIMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class R2/JVIMX)	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 306,111,841
Holdings Count | Holding	39
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$306,111,841
Total number of portfolio holdings	39
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.1%
Equity	89.2%
U.S. large cap	28.9%
International equity	21.6%
Large blend	21.0%
U.S. mid cap	10.0%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Sector equity	0.4%
Fixed income	2.2%
Short-term bond	1.2%
Emerging-market debt	0.6%
High yield bond	0.4%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.1%
Short-term investments and other	0.3%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000167623 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2060 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JROUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class R4/JROUX)	$10	0.19%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
Net Assets	$ 306,111,841
Holdings Count | Holding	39
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$306,111,841
Total number of portfolio holdings	39
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.1%
Equity	89.2%
U.S. large cap	28.9%
International equity	21.6%
Large blend	21.0%
U.S. mid cap	10.0%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Sector equity	0.4%
Fixed income	2.2%
Short-term bond	1.2%
Emerging-market debt	0.6%
High yield bond	0.4%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.1%
Short-term investments and other	0.3%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000167624 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2060 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JGHTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class R5/JGHTX)	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 306,111,841
Holdings Count | Holding	39
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$306,111,841
Total number of portfolio holdings	39
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.1%
Equity	89.2%
U.S. large cap	28.9%
International equity	21.6%
Large blend	21.0%
U.S. mid cap	10.0%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Sector equity	0.4%
Fixed income	2.2%
Short-term bond	1.2%
Emerging-market debt	0.6%
High yield bond	0.4%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.1%
Short-term investments and other	0.3%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000167625 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2060 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JESRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2060 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2060 Lifetime Portfolio (Class R6/JESRX)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 306,111,841
Holdings Count | Holding	39
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$306,111,841
Total number of portfolio holdings	39
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.1%
Equity	89.2%
U.S. large cap	28.9%
International equity	21.6%
Large blend	21.0%
U.S. mid cap	10.0%
Emerging-market equity	5.8%
U.S. small cap	1.5%
Sector equity	0.4%
Fixed income	2.2%
Short-term bond	1.2%
Emerging-market debt	0.6%
High yield bond	0.4%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.1%
Short-term investments and other	0.3%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000221540 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2065 Lifetime Portfolio
Class Name	Class 1
Trading Symbol	JAAVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class 1/JAAVX)	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 112,358,750
Holdings Count | Holding	38
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$112,358,750
Total number of portfolio holdings	38
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.1%
U.S. large cap	28.7%
International equity	21.6%
Large blend	21.0%
U.S. mid cap	10.0%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Sector equity	0.4%
Fixed income	2.5%
Short-term bond	1.4%
Emerging-market debt	0.6%
High yield bond	0.5%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.0%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000221534 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2065 Lifetime Portfolio
Class Name	Class A
Trading Symbol	JAAWX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class A/JAAWX)	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 112,358,750
Holdings Count | Holding	38
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$112,358,750
Total number of portfolio holdings	38
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.1%
U.S. large cap	28.7%
International equity	21.6%
Large blend	21.0%
U.S. mid cap	10.0%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Sector equity	0.4%
Fixed income	2.5%
Short-term bond	1.4%
Emerging-market debt	0.6%
High yield bond	0.5%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.0%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000221535 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2065 Lifetime Portfolio
Class Name	Class I
Trading Symbol	JABSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class I/JABSX)	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
Net Assets	$ 112,358,750
Holdings Count | Holding	38
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$112,358,750
Total number of portfolio holdings	38
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.1%
U.S. large cap	28.7%
International equity	21.6%
Large blend	21.0%
U.S. mid cap	10.0%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Sector equity	0.4%
Fixed income	2.5%
Short-term bond	1.4%
Emerging-market debt	0.6%
High yield bond	0.5%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.0%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000221536 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2065 Lifetime Portfolio
Class Name	Class R2
Trading Symbol	JAAZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class R2/JAAZX)	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
Net Assets	$ 112,358,750
Holdings Count | Holding	38
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$112,358,750
Total number of portfolio holdings	38
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.1%
U.S. large cap	28.7%
International equity	21.6%
Large blend	21.0%
U.S. mid cap	10.0%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Sector equity	0.4%
Fixed income	2.5%
Short-term bond	1.4%
Emerging-market debt	0.6%
High yield bond	0.5%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.0%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000221537 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2065 Lifetime Portfolio
Class Name	Class R4
Trading Symbol	JABBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class R4/JABBX)	$8	0.16%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
Net Assets	$ 112,358,750
Holdings Count | Holding	38
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$112,358,750
Total number of portfolio holdings	38
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.1%
U.S. large cap	28.7%
International equity	21.6%
Large blend	21.0%
U.S. mid cap	10.0%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Sector equity	0.4%
Fixed income	2.5%
Short-term bond	1.4%
Emerging-market debt	0.6%
High yield bond	0.5%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.0%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000221538 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2065 Lifetime Portfolio
Class Name	Class R5
Trading Symbol	JABDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class R5/JABDX)	$3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
Net Assets	$ 112,358,750
Holdings Count | Holding	38
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$112,358,750
Total number of portfolio holdings	38
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.1%
U.S. large cap	28.7%
International equity	21.6%
Large blend	21.0%
U.S. mid cap	10.0%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Sector equity	0.4%
Fixed income	2.5%
Short-term bond	1.4%
Emerging-market debt	0.6%
High yield bond	0.5%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.0%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000221539 [Member]
Shareholder Report [Line Items]
Fund Name	Multimanager 2065 Lifetime Portfolio
Class Name	Class R6
Trading Symbol	JABEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multimanager 2065 Lifetime Portfolio (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager 2065 Lifetime Portfolio (Class R6/JABEX)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 112,358,750
Holdings Count | Holding	38
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$112,358,750
Total number of portfolio holdings	38
Portfolio turnover rate	14%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.3%
Equity	89.1%
U.S. large cap	28.7%
International equity	21.6%
Large blend	21.0%
U.S. mid cap	10.0%
Emerging-market equity	5.9%
U.S. small cap	1.5%
Sector equity	0.4%
Fixed income	2.5%
Short-term bond	1.4%
Emerging-market debt	0.6%
High yield bond	0.5%
Alternative and specialty	1.7%
Absolute return	1.0%
Sector equity	0.7%
Unaffiliated investment companies	5.5%
Equity	5.5%
U.S. Government	1.0%
Short-term investments and other	0.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.